Cash and Investments Held in Trust Account - Schedule of Fair Value on a Recurring Basis (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
U.S. Treasury Securities Money Market Fund [Member] | Level 1 [Member]
Assets:
Trust Account	$ 18,213,005	$ 55,495,253	$ 59,581,291